SHORT-TERM DEBT (Details) - CNY (¥)	Dec. 31, 2017	Dec. 31, 2016
SHORT-TERM DEBT
Short-term borrowings	¥ 928,846,417	¥ 620,105,995
Long-term borrowings, current portion (Note 10)	1,728,599,440	306,113,338
Total	¥ 2,657,445,857	¥ 926,219,333